Submission	May 30, 2025
Submission [Line Items]
Central Index Key	0000072741
Registrant Name	EVERSOURCE ENERGY
Registration File Number	333-286362
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES